Earnings per share	12 Months Ended
Dec. 31, 2015
Earnings per share [Abstract]
Earnings per share

20. Earnings per share

Basic and diluted net earnings per share for each period presented are calculated as follows:

	December 31,
	2013	2014	2015
	US$	US$	US$
Numerator:
Net income	126,356,264	48,515,730	66,482,107
Net income attributable to Xinyuan Real Estate Co., Ltd. Shareholders – basic	126,356,264	48,515,730	66,482,107
Interest expense associated with the Convertible Note	798,984	2,690,572	-
Net income attributable to Xinyuan Real Estate Co., Ltd. shareholders – diluted	127,155,248	51,206,302	66,482,107
Denominator:
Number of shares outstanding, basic*	145,733,028	151,935,765	142,625,427
Convertible Note (Note 12)	2,038,808	24,561,789	-
Stock options	1,692,720	620,681	348,603
Restricted stock units	-	-	3,513,919

Number of shares outstanding-diluted	149,464,556	177,118,235	146,487,949

Basic earnings per share	0.87	0.32	0.47

Diluted earnings per share	0.85	0.29	0.45

*
The restricted shares repurchased by the trustee that are unvested are excluded from the number of shares outstanding for purposes of computing basic earnings per share in accordance with ASC 260. However, these unvested restricted shares are factored into the computation of diluted earnings per share using the treasury stock method.

During the year ended December 31, 2015, 11,878,986 (2013: 1,123,723; 2014: 4,086,084) stock options were excluded from the calculation of earnings per share because their effect would be anti-dilutive.